EMPLOYEE BENEFITS - Key management personnel remuneration (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Key management personnel remuneration [abstract]
Board fees paid	R 7.6	R 6.2	R 5.8
Salaries paid	75.5	67.3	61.7
Short term incentives relating to this cycle	73.8	63.6	31.5
Long term incentives paid during the cycle	183.3	41.5	15.5
Retrenchments	0.0	0.0	1.6
Total short term compensation	R 340.2	R 178.6	R 116.1